Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Shareholders' Equity [Abstract]
Schedule of ordinary share capital
	Number of shares
	Authorized		Issued and paid
	December 31,		December 31,
	2019	2018	2019	2018

Ordinary shares of no-par value	250,000,000	50,000,000	56,391,512	4,067,785

Schedule of movement in number of Series 1 and 2 warrants
	2018	2017
	Series 2 warrants	Series 1 warrants	Series 2 warrants

Outstanding at beginning of year:	64,263	64,614	64,614
Issuance	-	-	-
Exercised	-	(64,514)	(351)
Expired	(64,263)	(100)	-
Outstanding at end of year	-	-	64,263

Schedule of private offerings
Date of offering	Number of shares	Unit price (in NIS)	Gross proceeds (U.S. dollars in thousands)
April 6, 2017	67,742	120	2,237
May 11, 2017	22,074	120	727
May 22, 2017	30,250	120	1,001
June 13, 2017	58,714	140	2,280
June 3, 2018	381,729	26-30	2,959
June 3, 2018	20,823	6	34
September 25, 2018	289,079	6	481

Date of offering	Number of warrants	Warrant exercise price (in NIS)	Expiration date
April 6, 2017	67,942	175	November 30, 2018
May 11, 2017	22,074	175	November 30, 2018
May 22, 2017	30,250	175	November 30, 2018
June 13, 2017	58,714	200	November 30, 2018
June 3, 2018	218,935	46.4	November 30, 2019

Schedule of fully-vested non-traded warrants
Date of award	Number of non-traded warrants awarded	Exercise price (in NIS)	Expiration Date
April 6, 2017	569	120	April 9, 2022
April 6, 2017	2,828	120	April 9, 2020
May 11, 2017	1,104	120	May 11, 2020
May 22, 2017	2,269	120	June 21, 2020
June 13, 2017	4,225	200	June 21, 2020
June 3, 2018	20,702	46	November 30, 2019
June 3, 2018	645	200	November 30, 2018
August 21, 2018	745	48	November 30, 2019